SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash flow hedges	$ 264
Earnings (loss) per share
Option and restricted shares that have been excluded from the calculations of diluted net income per share		5,546	3,578
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	63 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Condominium Units [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years